Loans - Schedule of Loans (Parenthetical) (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ARS ($)
Disclosure of detailed information about borrowings [line items]
Repurchase of negotiable obligations	$ 326	$ 410	$ 309
Loans accrued	526,760	335,078	191,063				$ 154,345
Cancellation of negotiable obligations	4,643	2,634	1,528
Cancellation of negotiable obligations in U.S. dollars				$ 15,850	$ 15,850	$ 15,850
Proceeds from loans	97,351	39,673	54,719
Banco Nacion Argentina [member]
Disclosure of detailed information about borrowings [line items]
Loans accrued		500	2,500
Financial loans and NO secured by cash flows			492
Banco Nacion Argentina [member] | Badlar Variable Rate Plus Margin of 3.5 Percentage [member]
Disclosure of detailed information about borrowings [line items]
Loans accrued			1,500
Banco Nacion Argentina [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Loans accrued			$ 1,000
Interest rate			20.00%			20.00%
Export Pre financing [member] | Banco Nacion Argentina [member]
Disclosure of detailed information about borrowings [line items]
Loans accrued	$ 4,933
Loans accrued		$ 5,264
Interest rate	6.89%	3.93%		6.89%	3.93%
Export Pre financing [member] | Banco Nacion Argentina [member] | Two percentage fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Loans accrued			$ 1,116
Interest rate			2.00%			2.00%